Contingent Liabilities and Provisions - Additional Information (Detail) $ in Millions, € in Billions			1 Months Ended									12 Months Ended		25 Months Ended
	Jul. 31, 2019 CAD ($)	Dec. 31, 2016 USD ($)	Sep. 23, 2018 CAD ($)	Jun. 30, 2018 CAD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Dec. 31, 2013 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2009 CAD ($)	Jul. 31, 2008 CAD ($)	Jun. 30, 2007 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2016 CAD ($)	Apr. 30, 2018 USD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)
Valeant class actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering, percentage					0.625%	0.625%	1.50%	1.50%
Underwriting offering					$ 5,250	€ 1.5	$ 900	$ 1,600
York Countyv Rambo Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering, percentage		6.00%
Underwriting offering		$ 650												$ 4,000
York Countyv Rambo Class Actions [member] | Tranche One [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering		400
York Countyv Rambo Class Actions [member] | Tranche Two [Member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Underwriting offering		$ 250
Restructuring provision [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Restructuring provision												$ 26,000,000			$ 71,000,000	$ 149,000,000
Credit card class actions - Quebec Consumer Protection Act [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, punitive damage												500
Loss contingency, damages awarded									$ 38,000,000
Loss contingency, damages awarded	$ 4,250,000												$ 4,250,000
Legal proceedings contingent liability [member] | Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities												0
Legal proceedings contingent liability [member] | Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities												$ 1,100,000,000
Green v. Canadian Imperial Bank of Commerce, et al. [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought										$ 10,000,000,000
Fresco v. CIBC/Gaudet v. CIBC [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought											$ 500,000,000
Loss contingency, punitive damage											$ 100,000,000
Simplii Privacy Class Actions [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought				$ 550,000,000
Loss contingency, punitive damage				$ 20,000,000
Pozgaj v. CIBC and CIBC Trust [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Loss contingency, damages sought			$ 200,000,000